SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (the “2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the Awards) to key employees and directors. The maximum aggregate number of shares, which may be subject to Awards under the Plan, is 56,707,560 shares, provided, however, that the maximum aggregate number of shares are subject to certain automatic approval mechanism up to 3% of total issued and outstanding shares of the Company , if and whenever the shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company's total issued and outstanding shares.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding January 1, 2020	14,629,096	5.4	1.7
Exercised	(13,960,096)	5.5	1.6
Options outstanding at June 30, 2020	669,000	5.5	2.9

Options vested and expect to vest at June 30, 2020	669,000	5.5	2.9

Total intrinsic value of options exercised was RMB204,449 (unaudited) and RMB615,542, respectively, for the six-month periods ended June 30, 2019 and 2020.

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of June 30, 2020:

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	669,000	0.8	5.5

As of December 31, 2019 and June 30, 2020, there were no unvested employee or non-employee stock options. Aggregate intrinsic value of options outstanding and exercisable as of December 31, 2019 and June 30, 2020 was RMB578,481 and RMB43,470, respectively.

Settlement of liability-classified restricted shares award

In March and May 2019, the Company issued a total of 121,568 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB3,627.

In March and June 2020, the Company issued a total of 100,136 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB4,675.

Pursuant to ASC 480-10-25-14, such award that is share-settleable for a fixed monetary amount is a liability-classified award and therefore is re-measured each reporting period until settlement.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2020	33,357,296	22.4
Granted	100,136	46.8
Vested	(3,611,936)	8.0
Forfeited	(656,248)	8.2

Unvested at June 30, 2020	29,189,248	24.6

The Company recognized share-based compensation expenses of RMB62,795 (unaudited) and RMB133,842 for the six-month periods ended June 30, 2019 and 2020, respectively, for the restricted share awards. As of June 30, 2020, total unrecognized compensation expense relating to the unvested shares was RMB229,750, which is expected to be recognized over a weighted average period of 1.52 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the six-month periods ended June 30, 2019 and 2020.

Total intrinsic value of restricted shares vested was RMB74,940 (unaudited) and RMB182,254, respectively, for the six-month periods ended June 30, 2019 and 2020. Aggregate intrinsic value of unvested restricted shares as of June 30, 2020 was RMB2,057,665.

A summary of share-based compensation expenses for the six-month periods ended June 30, 2019 and 2020 is as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Costs of revenue	14,858	34,439
Selling and marketing expenses	14,697	26,124
General and administrative expenses	32,509	71,527
Research and development expenses	870	1,752
Total share-based compensation expenses	62,934	133,842